Superannuation commitments	12 Months Ended
Sep. 30, 2025
Superannuation commitments
Superannuation commitments

Note 32.Superannuation commitments

Accounting policy

Westpac recognises an asset or a liability for its defined benefit schemes, being the net of the defined benefit obligations and the fair value of the schemes’ assets. The defined benefit obligation is calculated as the present value of the estimated future cash flows, discounted using high-quality long dated corporate bond rates.

The superannuation expense is recognised in operating expenses and remeasurements are recognised through OCI.

Westpac had the following defined benefit plans at 30 September 2025:

Date of last actuarial assessment of
Name of plan	Type	Form of benefit	the funding status
Westpac Group Plan (WGP)	Defined benefit and accumulation	Indexed pension and lump sum	30 June 2023
Westpac New Zealand Superannuation Scheme (WNZS)	Defined benefit and accumulation	Indexed pension and lump sum	30 June 2023
Westpac Banking Corporation UK Staff Superannuation Scheme (UKSS)	Defined benefit	Indexed pension and lump sum	5 April 2024
Westpac UK Medical Benefits Scheme	Defined benefit	Medical benefits	n/a

The defined benefit sections of the schemes are closed to new members. Westpac has no obligation beyond the annual contributions for the accumulation or defined contribution sections of the schemes.

The WGP is Westpac’s principal defined benefit plan and is managed and administered in accordance with the terms of its trust deed and relevant legislation in Australia. Its defined benefit liabilities are based on salary and length of membership for active members and inflation in the case of pensioners.

The defined benefit schemes expose Westpac to the following risks:

●	Discount rate – reductions in the discount rate would increase the present value of the future payments;
●	Inflation rate – increases in the inflation rate would increase the payments to pensioners;
●	Investment risk – lower investment returns would increase the contributions needed to offset the shortfall;
●	Mortality risk – members may live longer than expected extending the cash flows payable by Westpac;
●	Behavioural risk – higher proportion of members taking some of their benefits as a pension rather than a lump sum would increase the cash flows payable by Westpac; and
●	Legislative risk – legislative changes could be made which increase the cost of providing defined benefits.

Investment risk is managed by setting benchmarks for the allocation of plan assets between asset classes. The long-term investment strategy will often adopt relatively high levels of equity investment in order to:

●	Secure attractive long-term investment returns; and
●	Provide an opportunity for capital appreciation and dividend growth, which gives some protection against inflation.

Funding recommendations for the WGP, WNZS and the UKSS are made based on actuarial valuations. The funding valuations of the defined benefit plans are based on different assumptions to the calculation of the defined benefit surplus/deficit for accounting purposes. Based on the most recent valuations, the defined benefit plan assets are adequate to cover the present value of the accrued benefits of all members with a combined surplus of $161 million (2024: $140 million). Current contribution rates are as follows:

●	WGP – contributions are made to the WGP at the rate of 16.9% of members’ salaries;
●	WNZS – contributions are made to the WNZS at the rate of 17.4% of members’ salaries; and
●	UKSS – not required to make contributions under the 2024 actuarial assessment.

Note 32.Superannuation commitments (Continued)

Contributions

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Employer contributions	29	30	28	30
Member contributions	6	7	6	7

Expected employer contributions for the year ending 30 September 2026 were $23 million.

Expense recognised

	Consolidated			Parent Entity
$m	2025	2024	2023	2025	2024
Current service cost	23	27	26	23	26
Net interest cost on net benefit liability	(9)	(11)	(14)	(10)	(10)
Total defined benefit expense	14	16	12	13	16

Defined benefit balances recognised

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Benefit obligation as at end of year	2,282	2,218	2,238	2,169
Fair value of plan assets as at end of year	2,525	2,424	2,481	2,380
Net surplus/(deficit)	243	206	243	211
Defined benefit surplus included in other assets	247	215	247	215
Defined benefit deficit included in other liabilities	(4)	(9)	(4)	(4)
Net surplus/(deficit)	243	206	243	211

The average duration of the defined benefit obligation is 12 years (2024: 12 years).

Significant assumptions

	2025		2024
Consolidated and Parent Entity	Australian funds	Overseas funds	Australian funds	Overseas funds
Discount rate	5.4%	4.2%-5.7%	5.6%	4.3%-5.0%
Salary increases	3.4%	3.0%-4.0%	3.5%	3.0%-3.9%
Inflation rate (pensioners received inflationary increase)	2.4%	2.0%-3.1%	2.5%	2.0%-3.2%
Life expectancy of a 60-year-old male	32.1	27.7-27.9	31.9	27.6-27.8
Life expectancy of a 60-year-old female	34.6	29.5-29.8	34.5	29.6

Note 32.Superannuation commitments (Continued)

Sensitivity to changes in significant assumptions

The following table shows the impact of changes in assumptions on the defined benefit obligation for the WGP. No reasonably possible changes in the assumptions of Westpac’s other defined benefit plans would have a material impact on the defined benefit obligation.

	Increase in obligation

$m	2025	2024
0.5% decrease in discount rate	136	136
0.5% increase in annual salary increases	2	3
0.5% increase in inflation rate (pensioners receive inflationary increase)	133	131
1 year increase in life expectancy	48	46

Asset allocation

The table below provides a breakdown of the schemes’ investments by asset class.

	2025		2024
	Australian		Australian
%	funds	Overseas funds	funds	Overseas funds
Cash	5%	4%	5%	3%
Equity instruments	44%	9%	43%	9%
Debt instruments	26%	5%	26%	5%
Property	8%	1%	8%	2%
Other assets	17%	81%	18%	81%
Total	100%	100%	100%	100%

Equity and debt instruments are mainly quoted assets while property and other assets are mainly unquoted. Other assets include infrastructure funds and private equity funds.